Equity and Other Equity Items - Schedule of Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity [abstract]
Authorized shares as of the beginning of the year		3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,253	1,576,388
Exercise of stock options	44	10
Issuance of shares	0	5,855
As of the end of the year	1,582,296	1,582,253